Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2015
Other intangible assets
end of	2015			2014
	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount
Other intangible assets (CHF million)
Trade names/trademarks	27	(25)	2	27	(24)	3
Client relationships	113	(70)	43	201	(92)	109
Other	5	(2)	3	11	(3)	8
Total amortizing other intangible assets	145	(97)	48	239	(119)	120
Non-amortizing other intangible assets	148	–	148	129	–	129
of which mortgage servicing rights, at fair value	112	–	112	70	–	70
Total other intangible assets	293	(97)	196	368	(119)	249

Additional information
Additional information
in	2015	2014	2013
Aggregate amortization and impairment (CHF million)
Aggregate amortization	18	22	24
Impairment	16	1	8
of which related to restructuring expenses	15	–	–
of which related to discontinued operations	0	0	7

Estimated amortization	Estimated amortization
Estimated amortization (CHF million)
2016	8
2017	8
2018	8
2019	5
2020	3

Bank
Other intangible assets
end of	2015			2014
	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount
Other intangible assets (CHF million)
Trade names/trademarks	27	(25)	2	27	(24)	3
Client relationships	113	(70)	43	201	(92)	109
Other	5	(3)	2	11	(3)	8
Total amortizing other intangible assets	145	(98)	47	239	(119)	120
Non-amortizing other intangible assets	149	–	149	129	–	129
of which mortgage servicing rights, at fair value	112	–	112	70	–	70
Total other intangible assets	294	(98)	196	368	(119)	249

Additional information
Additional information
in	2015	2014	2013
Aggregate amortization and impairment (CHF million)
Aggregate amortization	18	22	24
Impairment	16	1	8
of which related to restructuring expenses	15	–	–
of which related to discontinued operations	0	0	7

Estimated amortization	Estimated amortization
Estimated amortization (CHF million)
2016	8
2017	8
2018	8
2019	5
2020	3